Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000167184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Canterbury Portfolio Thermostat - Institutional Shares
Without Sales Load [Member] | C000167184
Average Annual Return [Line Items]
Average Annual Return, Percent	2.65%	4.28%	2.93%
MSCI WORLD INDEX Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Average Annual Return, Percent	12.64%	14.48%	11.52%